Fair Value - Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis (Details) - USD ($) $ in Millions	Mar. 31, 2025	Mar. 31, 2024
Financial assets
Short-term investments	$ 740	$ 1,000
Equity investments	300	573
Fair Value, Recurring
Financial liabilities
Foreign currency forward contracts	2	4
Total financial liabilities	2	4
Fair Value, Inputs, Level 1, Level 2, and Level 3
Financial assets
Money market funds	1,914	1,744
Short-term investments	740	1,000
Equity investments	298	466
Convertible loans receivable	34	32
Foreign currency forward contracts	7	4
Total financial assets	2,993	3,246
Level 1
Financial assets
Money market funds	1,914	1,744
Short-term investments	740	1,000
Equity investments	98	0
Convertible loans receivable	0	0
Foreign currency forward contracts	0	0
Total financial assets	2,752	2,744
Level 1 | Fair Value, Recurring
Financial liabilities
Foreign currency forward contracts	0	0
Total financial liabilities	0	0
Level 2
Financial assets
Money market funds	0	0
Short-term investments	0	0
Equity investments	0	0
Convertible loans receivable	0	0
Foreign currency forward contracts	7	4
Total financial assets	7	4
Level 2 | Fair Value, Recurring
Financial liabilities
Foreign currency forward contracts	2	4
Total financial liabilities	2	4
Level 3
Financial assets
Money market funds	0	0
Short-term investments	0	0
Equity investments	200	466
Convertible loans receivable	34	32
Foreign currency forward contracts	0	0
Total financial assets	234	498
Level 3 | Fair Value, Recurring
Financial liabilities
Foreign currency forward contracts	0	0
Total financial liabilities	$ 0	$ 0